Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Borrowings [abstract]
Trade receivables	¥ 26,286	¥ 24,571
Receivables from financial services	1,134,489	1,047,676
Inventories	26,677	17,528
Property, plant and equipment	55,139	58,720
Total	¥ 1,242,591	¥ 1,148,495